Combined Consolidated Statements of Operations - FP Land LLC (FP Land LLC, predecessor business, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
FP Land LLC, predecessor business
OPERATING REVENUES:
Rental income	$ 2,350,025	$ 1,975,787
Tenant reimbursements		147,329
Total operating revenues	2,350,025	2,123,116
OPERATING EXPENSES
Depreciation	148,547	124,576
Property taxes	26,802	167,246
Acquisition costs	257	14,539
Professional fees	726,315	14,156
Insurance	6,228	8,430
Travel	58,405	33,394
Repairs	4,505	9,945
Bookkeeping	2,500	2,500
Total operating expenses	973,559	374,786
OPERATING INCOME	1,376,466	1,748,330
OTHER INCOME (EXPENSE):
Interest expense	(1,342,294)	(1,161,978)
Total other expense	(1,342,294)	(1,161,978)
NET INCOME	$ 34,172	$ 586,352